Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2013
Registrant Name	dei_EntityRegistrantName	ULTRA SERIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000732697
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2013
Conservative Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.31%
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2006
Conservative Allocation Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.56%
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
1 Year	rr_AverageAnnualReturnYear01	8.71%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CONSERVATIVE ALLOCATION FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Conservative Allocation Fund seeks income, capital appreciation and relative stability of value.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”).  The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.  Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments.  Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including funds within the Madison Funds family (the “affiliated underlying funds”).  Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.  Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

  0-20%     money market funds;

  20-80%   debt securities (e.g., bond funds and convertible bond funds);

  0-20%     below-investment grade (“junk”) debt securities (e.g., high income funds);

  10-50%   equity securities (e.g., U.S. stock funds);

  0-40%     foreign securities (e.g., international stock and bond funds, including emerging market securities); and

  0-20%     alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.  Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

•    Asset allocation optimization analysis.  This approach considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

•    Scenario analysis.  This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•    Fundamental analysis.  This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions.  Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Interest Rate Risk.  The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Credit and Prepayment/Extension Risk.  The fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.  There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.  To the extent that the underlying funds invest in non-investment grade securities (i.e., “junk” bonds), the fund is also subject to above-average credit, market and other risks.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Market Risk.  While the majority of the fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the fund invests in underlying funds that invest in equities, the fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Foreign Security and Emerging Market Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the fund’s asset allocation targets.    Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

The investment adviser waived 0.10% of the 0.30% annualized management fee for the period June 30, 2006 through April 30, 2008.  If the management fee had not been waived, returns for Class I shares would have been lower.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2007	rr_AnnualReturn2007	3.92%
Annual Return 2008	rr_AnnualReturn2008	(17.89%)
Annual Return 2009	rr_AnnualReturn2009	16.76%
Annual Return 2010	rr_AnnualReturn2010	8.37%
Annual Return 2011	rr_AnnualReturn2011	3.14%
Annual Return 2012	rr_AnnualReturn2012	8.98%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	8.94%
Worst Calendar Quarter:	4Q 2008	-8.72%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Conservative Allocation Fund | Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 6/30/2006)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.43%
5 Years	rr_AverageAnnualReturnYear05	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Conservative Allocation Fund | Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 5/1/2009)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.43%
5 Years	rr_AverageAnnualReturnYear05	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Conservative Allocation Fund | Conservative Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 6/30/2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.75%
5 Years	rr_AverageAnnualReturnYear05	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Conservative Allocation Fund | Conservative Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.75%
5 Years	rr_AverageAnnualReturnYear05	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	11.46%
Moderate Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.31%
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_AverageAnnualReturnYear01	10.54%
5 Years	rr_AverageAnnualReturnYear05	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2006
Moderate Allocation Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.56%
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
1 Year	rr_AverageAnnualReturnYear01	10.26%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MODERATE ALLOCATION FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Moderate Allocation Fund seeks capital appreciation, income and moderated market risk.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”).  The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.  Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments.  Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including funds within the Madison Funds family (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

 0-15%     money market funds;

 10-60%   debt securities (e.g., bond funds and convertible bond funds);

 0-20%     below-investment grade (“junk”) debt securities (e.g., high income funds);

 20-80%   equity securities (e.g., U.S. stock funds);

 0-50%     foreign securities (e.g., international stock and bond funds, including emerging market securities); and

 0-20%     alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.  Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

•    Asset allocation optimization analysis.  This approach considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

•    Scenario analysis.  This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•    Fundamental analysis.  This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions.  Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk.  The fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Equity Risk.  The fund, through the underlying funds, is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Interest Rate Risk.  The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Prepayment/Extension Risk.  The fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.  There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.  To the extent that the underlying funds invest in non-investment grade securities (i.e., “junk” bonds), the fund is also subject to above-average credit, market and other risks.

Non-Investment Grade Security Risk.  The fund, through the underlying funds, is also subject to non-investment grade security risk.  Issuers of non-investment grade securities (i.e., “junk” bonds)

are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Mortgage-Backed Security Risk. Mortgage-backed securities are subject to prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the fund’s asset allocation targets.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

The investment adviser waived 0.10% of the 0.30% annualized management fee for the period June 30, 2006 through April 30, 2008.  If the management fee had not been waived, returns for Class I shares would have been lower.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2007	rr_AnnualReturn2007	5.56%
Annual Return 2008	rr_AnnualReturn2008	(30.23%)
Annual Return 2009	rr_AnnualReturn2009	20.61%
Annual Return 2010	rr_AnnualReturn2010	10.22%
Annual Return 2011	rr_AnnualReturn2011	2.03%
Annual Return 2012	rr_AnnualReturn2012	10.54%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	12.22%
Worst Calendar Quarter:	4Q 2008	-16.16%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	16.16%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Moderate Allocation Fund | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 6/30/2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Moderate Allocation Fund | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	16.77%
Moderate Allocation Fund | Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 6/30/2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%
5 Years	rr_AverageAnnualReturnYear05	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Moderate Allocation Fund | Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%
5 Years	rr_AverageAnnualReturnYear05	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	14.75%
Aggressive Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.31%
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_AverageAnnualReturnYear01	11.34%
5 Years	rr_AverageAnnualReturnYear05	(1.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2006
Aggressive Allocation Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.56%
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
1 Year	rr_AverageAnnualReturnYear01	11.06%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	AGGRESSIVE ALLOCATION FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aggressive Allocation Fund seeks capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”).  The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.  Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 85% equity investments and 15% fixed income investments.  Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including funds within the Madison Funds family (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%      money market funds;

0-30%      debt securities, all of which could be in below investment grade (“junk”) debt securities (e.g., bond funds, convertible bond funds and high income funds);

30-90%    equity securities (e.g., U.S. stock funds);

0-60%      foreign securities (e.g., international stock and bond funds, including emerging market securities); and

0-20%      alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.  Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

•    Asset allocation optimization analysis.  This approach considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

•    Scenario analysis.  This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•    Fundamental analysis.  This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions.  Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk.  The fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

Equity Risk.  The fund, through the underlying funds, is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Interest Rate Risk.  To the extent that the fund invests in underlying funds that invest in debt securities, the fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Credit and Prepayment/Extension Risk.  The fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.  There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.  To the extent that the underlying funds invest in non-investment grade securities (i.e., “junk” bonds), the fund is also subject to above-average credit, market and other risks.

Non-Investment Grade Security Risk.  The fund, through the underlying funds, is also subject to non-investment grade security risk.  Issuers of non-investment grade securities (i.e., “junk” bonds)

are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the fund’s asset allocation targets.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

The investment adviser waived 0.10% of the 0.30% annualized management fee for the period June 30, 2006 through April 30, 2008.  If the management fee had not been waived, returns for Class I shares would have been lower.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2007	rr_AnnualReturn2007	7.69%
Annual Return 2008	rr_AnnualReturn2008	(41.09%)
Annual Return 2009	rr_AnnualReturn2009	27.91%
Annual Return 2010	rr_AnnualReturn2010	11.15%
Annual Return 2011	rr_AnnualReturn2011	0.48%
Annual Return 2012	rr_AnnualReturn2012	11.34%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	17.13%
Worst Calendar Quarter:	4Q 2008	-23.84%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Aggressive Allocation Fund | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 6/30/2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Aggressive Allocation Fund | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	16.77%
Aggressive Allocation Fund | Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 6/30/2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.18%
5 Years	rr_AverageAnnualReturnYear05	1.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Aggressive Allocation Fund | Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.18%
5 Years	rr_AverageAnnualReturnYear05	1.71%
Since Inception	rr_AverageAnnualReturnSinceInception	17.77%
Money Market Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.46%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	591
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Money Market Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MONEY MARKET FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Money Market Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase.  These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank.  At least 95% of the fund’s assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund’s assets must be invested in securities rated in the two highest rating categories.

The fund may invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund’s assets may be invested in these securities unless they are backed by a U.S. parent financial institution.  In addition, the fund may enter into repurchase agreements, engage in short-term trading and purchase securities on a when-issued or forward commitment basis. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

To the extent permitted by law and available in the market, the fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

As with any money market fund, the yield paid by the fund will vary with changes in interest rates.  Generally, if interest rates rise, the market value of income bearing securities will decline.

During unusual periods of credit market illiquidity, it is possible that the fund’s holdings of commercial paper could be subject to principal loss in the event the fund needs to raise cash to meet redemptions.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the fund attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

The investment adviser waived a portion of its management fee for the period January 12, 2009 through December 31, 2012.  If the management fee had not been waived, returns for Class I and Class II shares would have been lower.  In addition, the distributor waived all or a portion of its distribution fee for the periods May 1, 2009 through December 31, 2012.  If the distribution fee was not waived, returns for Class II shares would have been lower.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2003	rr_AnnualReturn2003	0.75%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.87%
Annual Return 2006	rr_AnnualReturn2006	4.54%
Annual Return 2007	rr_AnnualReturn2007	4.71%
Annual Return 2008	rr_AnnualReturn2008	1.75%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	3Q 2006	1.20%
Worst Calendar Quarter:	All quarters in 2009, 2010, 2011, 2012	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Money Market Fund | 90-Day U.S. Treasury Bill (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
1 Year	rr_AverageAnnualReturnYear01	3.21%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Bond Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CORE BOND FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds.  To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration (for this purpose, the benchmark used is the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index, the duration of which as of January 31, 2013 was 5.24 years).  Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula:  [change in debt security value = (change in interest rates) x (duration) x (-1)].  By way of example, the AT&T bond maturing on 12/1/17 has a duration of 4.59 years.  If interest rates were to go up by 1%, the bond would be expected to go down in value by approximately 4.59 points.

The fund is managed so that, under normal circumstances, the dollar weighted average maturity of the fund will be 10 years or less.  The dollar weighted average maturity of the fund as of January 31, 2013 was 5.30 years.  The fund strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning

. The fund may invest in the following instruments:

•   Corporate debt securities:  securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories (i.e., “junk bonds”).  The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), will only invest in lower-grade securities when it believes that the creditworthiness of the issuer is stable or improving, and when the potential return of investing in such securities justifies the higher level of risk;

•   U.S. Government debt securities:  securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

•   Foreign government debt securities:  securities issued or guaranteed by a foreign (including emerging market) government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;

•   Non-rated debt securities:  securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the fund is permitted to invest (including up to 20% of the fund’s assets in junk bonds); and

•   Asset-backed, mortgage-backed and commercial mortgage-backed securities:  securities issued or guaranteed by special purpose corporations and financial institutions which represent direct or indirect participation in, or are collateralized by, an underlying pool of assets.  The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.

Madison may alter the composition of the fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the fund is generally not expected to exceed 100%.  Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading.  Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond.  Turnover may also occur when Madison finds an investment that could generate a higher return then the investment currently held.  However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance.  The fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price.  As a result, as portfolio turnover increases, the cumulative effect of this may hurt fund performance.  Under normal circumstances, the fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the fund could make a taxable capital gain distribution.

Madison reserves the right to invest a portion of the fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash.  However, Madison does not intend to hold more than 35% of the fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the fund may be so invested.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.  Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Several factors may affect the market price and yield of the fund’s securities, including investor demand and domestic and worldwide economic conditions.  The specific risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Interest Rate Risk.  As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income bearing securities.

Call Risk.  If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.

Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Mortgage-Backed Securities Risk.  The fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program.  If the mortgage holders prepay principal during a period of falling interest rates, the fund could be exposed to prepayment risk. In that case, the fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Credit Risk.  The fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.  The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund’s securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund.

Prepayment/Extension Risk.  The fund is subject to prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Non-Investment Grade Security Risk.  To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2003	rr_AnnualReturn2003	3.05%
Annual Return 2004	rr_AnnualReturn2004	3.36%
Annual Return 2005	rr_AnnualReturn2005	2.51%
Annual Return 2006	rr_AnnualReturn2006	4.01%
Annual Return 2007	rr_AnnualReturn2007	5.05%
Annual Return 2008	rr_AnnualReturn2008	2.86%
Annual Return 2009	rr_AnnualReturn2009	6.50%
Annual Return 2010	rr_AnnualReturn2010	5.92%
Annual Return 2011	rr_AnnualReturn2011	6.73%
Annual Return 2012	rr_AnnualReturn2012	3.21%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	3Q 2006	3.71%
Worst Calendar Quarter:	2Q 2004	-2.55%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.55%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Bond Fund | Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.43%
5 Years	rr_AverageAnnualReturnYear05	6.24%
10 Years	rr_AverageAnnualReturnYear10	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_AverageAnnualReturnYear01	11.23%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
High Income Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_AverageAnnualReturnYear01	10.95%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	12.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	HIGH INCOME FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The High Income Fund seeks high current income. The fund also seeks capital appreciation, but only when consistent with its primary goal.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).   A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds.  Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook.  Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.  Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.  The fund may invest in mortgage-backed securities, credit default swaps, total return swaps and bank loans to high yield corporate issuers.  Up to 25% of the fund’s assets may be invested in the securities of issuers in any one industry.  The dollar weighted average maturity of the fund as of January 31, 2013 was 6.59 years.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The specific risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Interest Rate/Credit Risks.  The fund is subject to above-average interest rate and credit risks, which are risks that the value of your investment will fluctuate in response to changes in interest rates or an issuer will not honor a financial obligation.  Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities.  These fluctuations, whether positive or negative, may be sharp and unanticipated.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Non-Investment Grade Security Risk.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.  “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bank Loan Risk.  The fund may invest in bank loans to below-investment grade rated corporate issuers via loan participations and assignments.  The purchase of bank loans involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Credit Default and Total Return Swap Risk.  The fund may also invest in credit default and total return swaps.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid.  Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Prepayment/Extension Risk.  The fund may also invest in mortgage-backed securities that are subject to prepayment/extension risks, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2003	rr_AnnualReturn2003	18.58%
Annual Return 2004	rr_AnnualReturn2004	8.92%
Annual Return 2005	rr_AnnualReturn2005	2.51%
Annual Return 2006	rr_AnnualReturn2006	9.03%
Annual Return 2007	rr_AnnualReturn2007	2.29%
Annual Return 2008	rr_AnnualReturn2008	(14.74%)
Annual Return 2009	rr_AnnualReturn2009	34.29%
Annual Return 2010	rr_AnnualReturn2010	11.73%
Annual Return 2011	rr_AnnualReturn2011	5.01%
Annual Return 2012	rr_AnnualReturn2012	11.23%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	3Q 2009	9.51%
Worst Calendar Quarter:	4Q 2008	-10.47%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
High Income Fund | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	10.14%
10 Years	rr_AverageAnnualReturnYear10	10.38%
Since Inception	rr_AverageAnnualReturnSinceInception	18.54%
Diversified Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	6.41%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Diversified Income Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
1 Year	rr_AverageAnnualReturnYear01	7.89%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	11.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	DIVERSIFIED INCOME FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Diversified Income Fund seeks a high total return through the combination of income and capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.    These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments.  Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds.  Generally, however, bonds (including investment grade, high yield and mortgage- or asset-backed) will constitute up to 80% of the fund’s assets, stocks (common, preferred and convertible bonds) will constitute up to 70% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign (including emerging market) stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets.  Although the fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.  With regard to the fixed income component of the fund, while there is no maturity strategy utilized, the fund is managed with the goal of being between 90-110% of the market benchmark duration.  Duration is a measure of a security’s price sensitivity to changes in interest rates.

In addition, the dollar-weighted average maturity of the fixed income component of the fund as of January 31, 2013 was 6.95 years.  The balance between the two strategies of the fund—i.e., fixed income investing and equity investing—is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies and may also write (sell) covered call options, when deemed appropriate by the portfolio managers, in order to generate additional income through the collection of option premiums.

The fund typically sells a stock when the fundamental expectations for producing competitive yields at an acceptable level of price risk no longer apply, the price exceeds its intrinsic value or other stocks appear more attractive.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

As with any fund that invests in stocks, bonds, real estate investment trusts and foreign securities, the fund is subject to market, interest rate and foreign market risks.  To the extent that it invests in non-investment grade securities and mortgage-backed securities, the fund may be affected by additional risks relating to these securities.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Market Risk.  The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Interest Rate Risk.  The fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Non-Investment Grade Security Risk.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.  “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Credit Risk.  The fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.  The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund’s securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund.

Mortgage-Backed Security Risk.  Mortgage-backed securities are subject to prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Option Risk.  As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option also has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist when the fund seeks to close out an option position.  If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to broad measures of market performance, as well as a custom index which consists of 50% Bank of American Merrill Lynch U.S. Corporate Government & Mortgage Index and 50% of the S&P 500 Index.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2003	rr_AnnualReturn2003	16.82%
Annual Return 2004	rr_AnnualReturn2004	8.34%
Annual Return 2005	rr_AnnualReturn2005	3.89%
Annual Return 2006	rr_AnnualReturn2006	9.98%
Annual Return 2007	rr_AnnualReturn2007	2.51%
Annual Return 2008	rr_AnnualReturn2008	(13.25%)
Annual Return 2009	rr_AnnualReturn2009	10.74%
Annual Return 2010	rr_AnnualReturn2010	12.04%
Annual Return 2011	rr_AnnualReturn2011	7.84%
Annual Return 2012	rr_AnnualReturn2012	8.16%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2003	9.98%
Worst Calendar Quarter:	4Q 2008	-7.30%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Diversified Income Fund | Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.43%
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Diversified Income Fund | S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	16.77%
Diversified Income Fund | Custom Blended Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.24%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception	11.85%
Large Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Large Cap Value Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	11.55%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	14.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	LARGE CAP VALUE FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Large Cap Value Fund seeks long-term capital growth, with income as a secondary consideration.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in large cap stocks (generally, stocks with a market capitalization of the companies represented in the Russell 1000® Value Index—as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $263 million).  The fund follows what is known as a “value” approach, which generally means that the manager seeks to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects.  By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors.  The fund will diversify its holdings among various industries and among companies within those industries.  The fund may also invest in warrants, convertible securities, preferred stocks and debt securities (including non-investment grade debt securities).  The fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”) and emerging market securities, and may invest in exchange traded funds (“ETFs”) that are registered investment companies.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

The fund’s investment strategy reflects the adviser’s general “Participate and Protect®” investment philosophy. The adviser’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that the adviser’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

As with any fund that invests in stocks and also seeks income, this fund is subject to market risk and, to a lesser extent, interest rate risk, meaning the value of your investment will fluctuate in response to stock market and interest rate movements.  The fund’s investments may rise and/or fall based upon investor perception and attitude rather than economic valuations.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Value Investing Risk.  The fund primarily invests in “value” oriented stocks which may help limit the risk of negative portfolio returns.  However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2003	rr_AnnualReturn2003	25.89%
Annual Return 2004	rr_AnnualReturn2004	12.43%
Annual Return 2005	rr_AnnualReturn2005	5.58%
Annual Return 2006	rr_AnnualReturn2006	20.55%
Annual Return 2007	rr_AnnualReturn2007	0.60%
Annual Return 2008	rr_AnnualReturn2008	(35.99%)
Annual Return 2009	rr_AnnualReturn2009	16.79%
Annual Return 2010	rr_AnnualReturn2010	8.29%
Annual Return 2011	rr_AnnualReturn2011	7.38%
Annual Return 2012	rr_AnnualReturn2012	11.82%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2003	16.91%
Worst Calendar Quarter:	4Q 2008	-20.99%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.99%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	16.81%
Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_AverageAnnualReturnYear01	11.20%
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	6.43%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Large Cap Growth Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	10.93%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	LARGE CAP GROWTH FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Large Cap Growth Fund seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund seeks to achieve its investment objective by investing primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in such large cap stocks.  For this purpose, the term “large cap stock” refers to stocks with a market capitalization of the companies in the Russell 1000® Growth Index (as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $1.275 billion).  Stocks selected for the fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the fund may invest in less established companies that may offer more rapid growth potential. The fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts and emerging market securities).  To the extent invested in common stocks, the fund generally invests in 45-65 companies at any given time. This reflects the belief of the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for a sustainable, competitive advantage, cash flow that demonstrates predictability and growth, and a solid balance sheet. When assessing management, Madison looks to see how it has allocated capital in the past, its track record for enhancing shareholder value and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Madison corroborates this valuation work with additional valuation methodologies. Often, Madison finds companies that clear the first or second hurdle, but not the third. Those companies are monitored for inclusion at a later date when the valuation is more appropriate.  By avoiding overpriced securities, Madison attempts to avoid the most volatile and risky segments of the market. Instead, Madison will invest in the stocks of issuers that Madison believes have both growth potential and an attractive valuation:  what Madison calls “GARP” for “growth at a reasonable price.”

Madison sells stocks for a number of reasons, including: (i) the valuation target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment may fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Growth Investing Risk.  Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than a large cap value security.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Active Trading Risk.  Because of the fund’s strategy to engage in active and frequent trading of portfolio securities to achieve the fund’s investment objective, the fund may have increased costs, which can lower the actual return of the fund.  Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2003	rr_AnnualReturn2003	29.13%
Annual Return 2004	rr_AnnualReturn2004	8.94%
Annual Return 2005	rr_AnnualReturn2005	2.42%
Annual Return 2006	rr_AnnualReturn2006	7.88%
Annual Return 2007	rr_AnnualReturn2007	12.36%
Annual Return 2008	rr_AnnualReturn2008	(37.20%)
Annual Return 2009	rr_AnnualReturn2009	37.98%
Annual Return 2010	rr_AnnualReturn2010	12.13%
Annual Return 2011	rr_AnnualReturn2011	(1.19%)
Annual Return 2012	rr_AnnualReturn2012	11.20%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2003	16.28%
Worst Calendar Quarter:	4Q 2008	-21.54%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.54%)
Large Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	17.40%
Mid Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
1 Year	rr_AverageAnnualReturnYear01	16.24%
5 Years	rr_AverageAnnualReturnYear05	2.67%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Mid Cap Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_AverageAnnualReturnYear01	15.95%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	17.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MID CAP FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Mid Cap Fund seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize” is defined as those companies with market capitalizations of between $500 million and $25 billion).  Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such mid cap securities.  The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations.  These will typically be industry leading companies in niches with strong growth prospects.  The fund’s portfolio manager believes in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation.  As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment (this strategy is referred to as “growth at a reasonable price” or “GARP”).  The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and up to 25% of its assets in foreign securities (including emerging market securities).  Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

The fund’s investment strategy reflects the adviser’s general “Participate and Protect®” investment philosophy. The adviser’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that the adviser’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Mid Cap Risk.  The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies.  Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller.  Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2003	rr_AnnualReturn2003	33.41%
Annual Return 2004	rr_AnnualReturn2004	13.41%
Annual Return 2005	rr_AnnualReturn2005	8.75%
Annual Return 2006	rr_AnnualReturn2006	11.38%
Annual Return 2007	rr_AnnualReturn2007	8.44%
Annual Return 2008	rr_AnnualReturn2008	(46.89%)
Annual Return 2009	rr_AnnualReturn2009	47.28%
Annual Return 2010	rr_AnnualReturn2010	20.12%
Annual Return 2011	rr_AnnualReturn2011	4.47%
Annual Return 2012	rr_AnnualReturn2012	16.24%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	27.68%
Worst Calendar Quarter:	4Q 2008	-32.68%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.68%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Mid Cap Fund | Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	10.65%
Since Inception	rr_AverageAnnualReturnSinceInception	19.73%
Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
1 Year	rr_AverageAnnualReturnYear01	15.39%
5 Years	rr_AverageAnnualReturnYear05	7.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Small Cap Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	19.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SMALL CAP FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Small Cap Fund seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation.  For purposes of this fund, “small cap companies” are those with market capitalizations that are within the range of capitalizations of companies represented in either the S&P SmallCap 600 Index or the Russell 2000® Index (as of the most recent reconstitution date, the range of market capitalizations included in the Russell 2000® index was $101 million to $2.6 billion; the S&P SmallCap 600 Index does not have an annual or semi-annual reconstitution –  rather, changes are made as deemed necessary by S&P so that as of 6-30-12, the range of market capitalizations included in the index was $30 million to $3.3 billion).

Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in small cap securities. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of issuers the subadviser believes have attractive valuations.  The subadviser focuses on companies with a record of above-average rates of profitability that sell at a discount relative to the overall small cap market.  Through fundamental research, the subadviser seeks to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.  The fund may invest up to 25% of its assets in foreign securities, including emerging market securities.  The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Small Cap Risk—Price Volatility.  Due to its focus on small cap companies, the fund may experience significant volatility over time.  Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.

Small Cap Risk—Illiquidity.  During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities.  Securities of smaller capitalization companies can also be difficult to value.

Value Investing Risk.  A “value” approach to investing includes the risks that a stock’s perceived intrinsic value may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.  There is also the possibility that the fund may underperform (relative to its benchmark) when speculative, growth securities dominate performance in the Russell 2000® Index.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.    These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2008	rr_AnnualReturn2008	(25.54%)
Annual Return 2009	rr_AnnualReturn2009	31.56%
Annual Return 2010	rr_AnnualReturn2010	26.80%
Annual Return 2011	rr_AnnualReturn2011	0.91%
Annual Return 2012	rr_AnnualReturn2012	15.39%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	3Q 2009	21.55%
Worst Calendar Quarter:	4Q 2008	-23.32%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Small Cap Fund | Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 5/1/2007)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Small Cap Fund | Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	17.91%
International Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	(1.20%)
10 Years	rr_AverageAnnualReturnYear10	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
International Stock Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
1 Year	rr_AverageAnnualReturnYear01	21.01%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	13.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	INTERNATIONAL STOCK FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The International Stock Fund seeks long-term growth of capital.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in the stock of foreign companies.  For this purpose, a foreign company is one whose principal operations are located outside the U.S., or that is organized outside the U.S., whose securitiesare principally traded outside of the U.S., and/or whose securities are quoted or denominated in a foreign currency.  The types of stocks that the fund may invest in include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts (“ADRs”) (which are receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”).  EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets.  The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts.  The fund usually holds securities, of issuers located in at least three countries other than the U.S.

Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries.  Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australasia, and Far East (“MSCI EAFE”) Index.  The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries.  The subadviser typically maintains this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects.  This is sometimes referred to as a “value” approach.  It may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

As with any fund investing in stocks, the fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Foreign Security and Emerging Market Risk.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  These risks may make the fund more volatile than a comparable domestic stock fund.  For example, foreign securities are typically subject to:

•      Fluctuations in currency exchange rates.

•      Higher trading and custody charges compared to securities of U.S. companies.

•      Different accounting and reporting practices than U.S. companies.  As a result, it is often more difficult to evaluate financial information from foreign issuers.  Also, the laws of some foreign countries limit the information that is made available to investors.

•      Less stringent securities regulations than those of the U.S.

•      Potential political instability.

•      Potential economic instability.  The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification.  Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2003	rr_AnnualReturn2003	33.61%
Annual Return 2004	rr_AnnualReturn2004	20.48%
Annual Return 2005	rr_AnnualReturn2005	16.53%
Annual Return 2006	rr_AnnualReturn2006	24.19%
Annual Return 2007	rr_AnnualReturn2007	11.42%
Annual Return 2008	rr_AnnualReturn2008	(38.62%)
Annual Return 2009	rr_AnnualReturn2009	27.90%
Annual Return 2010	rr_AnnualReturn2010	7.09%
Annual Return 2011	rr_AnnualReturn2011	(7.70%)
Annual Return 2012	rr_AnnualReturn2012	21.31%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	22.70%
Worst Calendar Quarter:	3Q 2011	-18.17%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
International Stock Fund | MSCI EAFE Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception	11.81%
Madison Target Retirement 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.30%
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.61%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
Madison Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MADISON TARGET RETIREMENT 2020 FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Madison Target Retirement 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2020.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

            0-10%  money market funds;

            30-60%            U.S. and international bond funds (including emerging market funds);

            0-15% high income funds;

            30-60%            U.S. stock funds;

            5-20% international stock funds (including emerging market funds); and

            0-15%  other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including funds within the Madison Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2008	rr_AnnualReturn2008	(35.31%)
Annual Return 2009	rr_AnnualReturn2009	28.93%
Annual Return 2010	rr_AnnualReturn2010	9.01%
Annual Return 2011	rr_AnnualReturn2011	2.11%
Annual Return 2012	rr_AnnualReturn2012	9.98%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	15.29%
Worst Calendar Quarter:	4Q 2008	-19.67%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Madison Target Retirement 2020 Fund | Dow Jones Global Target 2020 Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.23%
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Madison Target Retirement 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.30%
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.60%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	(0.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
Madison Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MADISON TARGET RETIREMENT 2030 FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Madison Target Retirement 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.    These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2030.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

            0-10%  money market funds;

            20-50%            U.S. and international bond funds (including emerging market funds);

            0-15% high income funds;

            40-70%            U.S. stock funds;

            5-25% international stock funds (including emerging market funds); and

            0-15%  other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including funds within the Madison Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as the risks of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2008	rr_AnnualReturn2008	(38.35%)
Annual Return 2009	rr_AnnualReturn2009	30.94%
Annual Return 2010	rr_AnnualReturn2010	9.56%
Annual Return 2011	rr_AnnualReturn2011	1.16%
Annual Return 2012	rr_AnnualReturn2012	11.05%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	16.77%
Worst Calendar Quarter:	4Q 2008	-21.65%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Madison Target Retirement 2030 Fund | Dow Jones Global Target 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Madison Target Retirement 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.30%
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.59%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
1 Year	rr_AverageAnnualReturnYear01	11.42%
5 Years	rr_AverageAnnualReturnYear05	(1.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
Madison Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MADISON TARGET RETIREMENT 2040 FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Madison Target Retirement 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2040.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

            0-10%  money market funds;

            10-40%            U.S. and international bond funds (including emerging market funds);

            0-15% high income funds;

            50-80%            U.S. stock funds;

            5-30% international stock funds (including emerging market funds); and

            0-15%  other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including funds within the Madison Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as the risks of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2008	rr_AnnualReturn2008	(41.65%)
Annual Return 2009	rr_AnnualReturn2009	31.64%
Annual Return 2010	rr_AnnualReturn2010	9.97%
Annual Return 2011	rr_AnnualReturn2011	0.47%
Annual Return 2012	rr_AnnualReturn2012	11.42%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	18.13%
Worst Calendar Quarter:	4Q 2008	-23.55%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.55%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Madison Target Retirement 2040 Fund | Dow Jones Global Target 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Madison Target Retirement 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Annual Fund Operating Expenses	rr_OtherExpensesOverAssets	0.30%
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.57%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	714
1 Year	rr_AverageAnnualReturnYear01	12.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2011
Madison Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MADISON TARGET RETIREMENT 2050 FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Madison Target Retirement 2050 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2050.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

            0-10%  money market funds;

            0-30% U.S. and international bond funds (including emerging market funds);

            0-15% high income funds;

            60-90%            U.S. stock funds;

            10-30%            international stock funds (including emerging market funds); and

            0-15%  other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including funds within the Madison Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as the risks of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index.  Neither the bar chart nor the table reflects charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown. The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-670-3600
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ultraseriesfund.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of its future performance.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2012	rr_AnnualReturn2012	12.12%
Bar Chart Closing	rr_BarChartClosingTextBlock
Best Calendar Quarter:	4Q 2011	8.75%
Worst Calendar Quarter:	3Q 2011	-12.55%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.55%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor Periods Ended December 31, 2012
Madison Target Retirement 2050 Fund | Dow Jones Global Target 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
[1]	Under a separate services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed to provide all services to the fund, or to arrange for the provision of all such services (other than management services, which are covered under the investment advisory agreement between the parties), for a fee of 0.05% of net assets annually.
[2]	Acquired Fund Fees and Expenses have been restated to reflect current fees.
[3]	Under the services agreement described above, Madison has agreed, until April 30, 2014, to waive and/or reimburse investment advisory fees and/or its services fee to the extent necessary to limit the fund's total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds.
[4]	The fund's investment adviser, Madison Asset Management, LLC ("Madison"), and the fund's distributor, MFD Distributor, LLC ("MFD"), may waive fees and reimburse fund expenses, including management and 12b-1 fees, to the extent necessary to prevent a negative yield for Class I and Class II shares of the fund. Madison and/or MFD may modify or discontinue any voluntary waiver/reimbursement at any time. There is no guarantee that Class I or Class II shares of the fund will be able to avoid a negative yield.
[5]	Total Annual Fund Operating Expenses for the period ended December 31, 2012 do not match the financial statements due to the fees waived during the period by Madison and MFD to prevent a negative yield.